UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31,2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
                                    	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Vantage Investment Partners, LLC
 Address: 8500 Shawnee Mission Parkway
	    Suite 120
	   Merriam, KS 66202


Form 13F File Number:  28- 14607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Woolway
Title: President
Phone: 913.895.0456

Signature, Place, and Date of Signing:






[Signature]

[City, State]

[Date]



Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number
Name
28-
[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53


Form 13F Information Table Value Total: 198618
				(thousands)





List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column
headings and list entries.] No.	Form 13F File Number	Name

NONE
28-

[Repeat as necessary.]




							      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1631 17567.00 SH       Sole                 17567.00
ABBOTT LABS                    COM              002824100     1496 22839.00 SH       Sole                 22839.00
AT&T CORP                      COM              00206R102     1918 56786.00 SH       Sole                 56876.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     4558    34.00 SH       Sole                    34.00
CAPITOL FED FINL INC           COM              14057J101     2455 210000.0 SH       Sole                 210000.0
CENTURYLINK INC                COM              156700106     1692 43257.00 SH       Sole                 43257.00
CHEVRONTEXACO CORP             COM              166764100     1573 14546.00 SH       Sole                 14546.00
CITIGROUP INC		       COM		172967424      320  8100.00 SH       Sole		   8100.00
COCA COLA CO                   COM              191216100     1579 43564.00 SH       Sole                 43564.00
COLGATE-PALMOLIVE              COM              194162103     1555 14871.00 SH       Sole                 14871.00
CONOCOPHILLIPS                 COM              20825C104     1587 27363.00 SH       Sole                 27363.00
DU PONT, E.I. DE NEMOURS & CO  COM              263534109     1180 26242.00 SH       Sole                 26242.00
DUKE ENERGY CORP               COM              26441C204     1860 29146.00 SH       Sole                 29146.00
EMERSON ELEC CO                COM              291011104     1409 26613.00 SH       Sole                 26613.00
EXXON MOBIL CORP               COM              30231G102     1649 19057.00 SH       Sole                 19057.00
FISERV INC                     COM              337738108      301  3808.00 SH       Sole                  3808.00
FORD MTR CO                    COM              345370860   117162 9047281. SH       Sole                 9047281.
GENERAL MOTORS CO	       COM		37045V100      252  8732.00 SH	     Sole		   8732.00
HONEYWELL INTL INC             COM              438516106     1416 22309.00 SH       Sole                 22309.00
INTEL CORP                     COM              458140100     1221 59219.00 SH       Sole                 59219.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1562  8155.00 SH       Sole                  8155.00
JOHNSON & JOHNSON              COM              478160104     1412 20136.00 SH       Sole                 20136.00
KIMBERLY CLARK CORP            COM              494368103     1336 15820.00 SH       Sole                 15820.00
KRAFT FOODS GROUP INC          COM              50076Q106      567 12462.00 SH       Sole                 12462.00
LILLY, ELI & CO                COM              532457108     2049 41549.00 SH       Sole                 41549.00
LOCKHEED MARTIN CORP           COM              539830109     1488 16126.00 SH       Sole                 16126.00
MCDONALDS CORP                 COM              580135101     2126 24112.00 SH       Sole                 24112.00
MFA FINANCIAL INC              COM              55272X102       85 10421.00 SH       Sole                 10421.00
MICROSOFT CORP                 COM              594918104     1369 51231.00 SH       Sole                 51231.00
MONDELEZ INTL INC CL A         COM              609207105      778 30579.00 SH       Sole                 30579.00
O REILLY AUTOMOTIVE INC NEW    COM              67103H107      715  8000.00 SH       Sole                  8000.00
PEPSICO INC                    COM              713448108     1698 24811.00 SH       Sole                 24811.00
PROCTER & GAMBLE CO            COM              742718109     1741 25644.00 SH       Sole                 25644.00
PROPHASE LABS INC              COM              74345W108      596 437915.0 SH       Sole                 437915.0
TOYOTA MOTOR CORP ADR          COM              892331307     3378 36222.00 SH       Sole                 36222.00
UNITED PARCEL SERVICE INC CL B COM              911312106     1549 21006.00 SH       Sole                 21006.00
UNITED TECHNOLOGIES CORP       COM              913017109     1617 19722.00 SH       Sole                 19722.00
VERIZON COMMUNICATIONS         COM              92343V104     1970 45518.00 SH       Sole                 45518.00
WALGREEN CO		       COM		931422109      279  7525.00 SH       Sole		   7525.00
WAL MART STORES INC            COM              931142103     1458 21370.00 SH       Sole                 21370.00
ZIONS BANCORP                  COM              989701107      503 23487.00 SH       Sole                 23487.00
ALPS ALERIAN MLP                                00162Q866     1833 114921.0 SH       Sole                 114921.0
ISHARES TR DJ SEL DIV INX                       464287168    15661 273588.0 SH       Sole                 273588.0
ISHARES TR RUSSELL 1000 GROWTH			464287614	16   245.00 SH       Sole		    245.00
SPDR DOW JONES INDUSTRIAL AVRG			78467X109	16   120.00 SH       Sole    		    120.00
SPDR SER 1					78462F103	14   100.00 SH	     Sole   		    100.00
VANGUARD INDEX FUNDS SMALL CAP			922908751	14   175.00 SH	     Sole		    175.00
VANGUARD HIGH DIVIDEND YIELD I                  921946406     3356 67969.00 SH       Sole                 67969.00
DFA INV DIMENSIONS GROUP INC I			233203371      306 28686.00 SH	     Sole		  28686.00
DFA US CORE EQUITY 2				233203397      779 63960.00 SH	     Sole		  63960.00
DIMENSIONAL GLOBAL 60/40 C1 I			25434D658      339 25004.00 SH	     Sole		  25004.00
DIMENSIONAL IN GROUP INC GLOB			25434D674     1090 76999.00 SH 	     Sole		  76999.00
MFA FINANCIAL INC				55272X102      104 12795.00 SH	     Sole		  12795.00
REPORT SUMMARY 		       53 DATA RECORDS		    198618 	     0 OTHER MANGERS ON WHOSE BEHALF REPORT IS FILED